Feb. 29, 2024
Eaton Vance Focused Growth Opportunities Fund
Eaton Vance Focused Growth Opportunities Fund
Investment Objective
The Fund's investment objective is to seek long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 29 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in large-cap companies, but may invest in common stocks of companies of any market capitalization, including smaller companies. The portfolio managers generally consider large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000® Growth Index. The Fund generally expects to hold approximately 25 to 40 stocks. The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries, and may also invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). The Fund may also invest in publicly traded real estate investment trusts (“REITs”). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also lend its securities. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

Investment decisions are made primarily on the basis of fundamental research.  The Fund employs a “growth at a reasonable price” investing style, seeking to acquire growing companies that the portfolio managers believe are reasonably priced in relation to their fundamental value.  The portfolio managers may seek to capitalize on market volatility and the actions of short-term investors.  The portfolio managers utilize information provided by, and the expertise of the investment adviser’s research staff in making investment decisions.  In selecting stocks, the portfolio managers will consider (among other factors) a company’s earnings or cash flow capabilities, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness and estimates of the company’s net value.  The portfolio managers seek to manage investment risk through rigorous fundamental analysis of risk/return characteristics in securities selection.  The portfolio managers also use various risk tools to help manage and monitor the portfolio’s risk profile as well as an individual stock’s valuation, volatility and other risk characteristics.  Such risk tools include quantitative tools to assist in portfolio construction, monitoring, and maintaining issuer and industry diversification among the Fund’s holdings.  The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, a stock’s price falls below its acquisition cost, management fails to execute its strategy or to pursue more attractive investment options.

Principal Risks

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations, which are more significant in a focused fund that invests in a limited number of securities; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines in value, the value of the Fund’s equity securities will also likely decline.  Although prices can rebound, there is no assurance that values will return to previous levels.

Large-Cap Growth Risk. Because the Fund normally invests primarily in stocks of large-cap growth companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Information Technology Sector Risk. The value of Fund shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, product obsolescence, government regulation, and competition, and may fluctuate more than that of a fund that does not concentrate in companies in the technology sector.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer's country and, in the case of depositary receipts traded on foreign markets, currency risk.

Emerging Markets Investment Risk.  Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors.  Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Smaller Company Risk.  The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.  Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

Focused Investment Risk.  To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, assets class, or sector than a fund that invests more broadly.

Sector Risk.  Because the Fund may, under certain market conditions, invest a significant portion of its assets in one or more sectors, the value of Fund shares may be affected by events that adversely affect a particular sector and may fluctuate more than that of a fund that invests more broadly.

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

ETF Risk.  ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially.  The Fund could also lose money if the value of the collateral decreases.

Issuer Non-Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.”  Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be, and the value of the Fund's shares may be more volatile than the values of shares of more diversified funds.

Risks Associated with Active Management.  The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compared with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Russell 1000® Growth Index to the S&P 500® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual total returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The Fund’s performance for certain periods reflects the effects of expense reductions.  Absent these reductions, performance for certain periods would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2023, the highest quarterly total return for Class A was 31.04% for the quarter ended June 30, 2020, and the lowest quarterly return was  -22.75% for the quarter ended June 30, 2022.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2023 to March 31, 2024) was 14.34%.

These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase.  The average total returns listed for Class C reflect conversion to Class A shares after eight years.

The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and any Third Party Licensor, and has been licensed for use by Eaton Vance.  S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); any Third Party Licensor Trademarks are trademarks of the Third Party Licensor and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Eaton Vance.  The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or any Third Party Licensor and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Focused Growth Opportunities Fund | Risk Lose Money
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Eaton Vance Focused Growth Opportunities Fund | Risk Not Insured Depository Institution
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Eaton Vance Focused Value Opportunities Fund
Eaton Vance Focused Value Opportunities Fund
Investment Objective
The Fund's investment objective is total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.  Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 29 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in large-cap companies, but may invest in common stocks of companies of any market capitalization, including smaller companies. The portfolio managers generally consider large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000® Value Index. The Fund invests primarily in value stocks, which are common stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the overall stock market. The Fund generally expects to hold approximately 25 to 45 stocks. The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries, and may also invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). The Fund may also invest in publicly traded real estate investment trusts (“REITs”). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also lend its securities.

Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of the investment adviser’s research staff in making investment decisions. In selecting securities, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value.  The portfolio managers may sell a security when the investment adviser’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost or to pursue more attractive investment options.  The portfolio managers seek to manage investment risk by utilizing fundamental analysis of risk/return characteristics in securities selection and also by using quantitative tools to assist in portfolio construction, monitoring, and maintaining issuer and industry diversification among the Fund’s holdings.

Principal Risks

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations, which are more significant in a focused fund that invests in a limited number of securities; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines in value, the value of the Fund’s equity securities will also likely decline.  Although prices can rebound, there is no assurance that values will return to previous levels.

Large-Cap Value Risk. Because the Fund normally invests primarily in stocks of large-cap value companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political  and economic risks of the underlying issuer's country and, in the case of depositary receipts traded on foreign markets, currency risk.

Emerging Markets Investment Risk.  Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors.  Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Smaller Company Risk.  The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.  Stocks of these companies frequently have lower trading volumes making them more volatile and potentially less liquid and more difficult to value.

Focused Investment Risk.  To the extent the Fund has substantial investments in a relatively small number of securities or issuers, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector the Fund’s performance will be more susceptible to any single economic, market, political, or regulatory occurrence affecting those particular securities or issuers or that particular market, industry, group of industries, country, region, group of countries, assets class, or sector than a fund that invests more broadly.

Sector Risk.  Because the Fund may, under certain market conditions, invest a significant portion of its assets in one or more sectors, the value of Fund shares may be affected by events that adversely affect a particular sector and may fluctuate more than that of a fund that invests more broadly.

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

ETF Risk.  ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially.  The Fund could also lose money if the value of the collateral decreases.

Risks Associated with Active Management.  The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser and sub-adviser, if applicable, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark was changed from the Russell 1000® Value Index to the Russell 3000® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2023, the highest quarterly total return for Class A was 15.81% for the quarter ended June 30, 2020, and the lowest quarterly return was -27.81% for the quarter ended March 31, 2020.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2023 to March 31, 2024) was 7.53%.

These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase.  The average total returns listed for Class C reflect conversion to Class A shares after eight years.  Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Focused Value Opportunities Fund | Risk Lose Money
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Eaton Vance Focused Value Opportunities Fund | Risk Not Insured Depository Institution
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.